Condensed Consolidated Balance Sheets (Unaudited) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
ASSETS
Cash and due from banks	¥ 3,004,711		¥ 3,230,409
Interest-earning deposits in other banks	6,651,751		5,897,732
Call loans, funds sold, and receivables under resale agreements (including ¥26,056 and nil at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	5,306,961		4,933,296
Receivables under securities borrowing transactions	3,386,726		3,282,656
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥10,573,642 and ¥10,394,212 at March 31, 2012 and September 30, 2012) (including ¥15,758,131 and ¥15,824,557 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	37,259,422		34,953,245
Investment securities:
Securities available for sale-carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥2,859,124 and ¥2,813,539 at March 31, 2012 and September 30, 2012)	56,634,088		57,740,401
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥741,560 and ¥468,768 at March 31, 2012 and September 30, 2012) (estimated fair value of ¥2,430,689 and ¥2,392,435 at March 31, 2012 and September 30, 2012)	2,339,888		2,385,368
Other investment securities	901,699		909,765
Total investment securities	59,875,675		61,035,534
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥2,491,281 and ¥2,219,295 at March 31, 2012 and September 30, 2012)	91,850,878	[1]	92,298,243	[1]
Allowance for credit losses	(1,301,632)		(1,285,507)
Net loans	90,549,246		91,012,736
Premises and equipment-net	1,002,709		987,474
Accrued interest	234,761		250,351
Customers' acceptance liability	70,533		88,082
Intangible assets-net	867,862		896,483
Goodwill	358,117		354,283
Deferred tax assets	1,020,791		950,395
Other assets (including nil and ¥3,419 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	5,581,211		7,329,838
Total assets	215,170,476		215,202,514
LIABILITIES AND EQUITY
Domestic offices, non-interest-bearing	14,516,551		14,980,210
Domestic offices, interest-bearing	99,365,370		99,610,994
Overseas offices, principally interest-bearing	25,344,264		24,902,526
Total deposits	139,226,185		139,493,730
Call money, funds purchased, and payables under repurchase agreements	17,783,595		16,368,933
Payables under securities lending transactions	4,002,677		4,978,917
Due to trust account and other short-term borrowings (including ¥24,951 and ¥6,472 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	11,704,511		11,508,856
Trading account liabilities	12,575,248		11,967,182
Obligations to return securities received as collateral	3,410,557		3,639,838
Bank acceptances outstanding	70,533		88,082
Accrued interest	140,243		152,836
Long-term debt (including ¥524,758 and ¥545,329 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	11,656,300		12,593,062
Other liabilities	5,425,724		5,552,631
Total liabilities	205,995,573		206,344,067
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock: Preferred stock-aggregate liquidation preference of ¥390,001 at March 31, 2012 and September 30, 2012, with no stated value	442,100		442,100
Capital stock: Common stock-authorized, 33,000,000,000 shares; issued, 14,154,534,220 shares and 14,158,585,720 shares at March 31, 2012 and September 30, 2012, with no stated value	1,646,035		1,645,144
Capital surplus	6,377,083		6,378,619
Retained earnings:
Appropriated for legal reserve	239,571		239,571
Unappropriated retained earnings	984,673		482,535
Accumulated other comprehensive loss, net of taxes	(794,587)		(596,400)
Treasury stock, at cost-10,471,043 common shares and 10,390,406 common shares at March 31, 2012 and September 30, 2012	(8,355)		(8,411)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,886,520		8,583,158
Noncontrolling interests	288,383		275,289
Total equity	9,174,903		8,858,447
Total liabilities and equity	215,170,476		215,202,514
Consolidated VIEs [Member]
ASSETS
Cash and due from banks	3,180		2,229
Interest-earning deposits in other banks	14,288		56,275
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥10,573,642 and ¥10,394,212 at March 31, 2012 and September 30, 2012) (including ¥15,758,131 and ¥15,824,557 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	1,984,287		1,576,725
Investment securities:
Investment securities	536,483		530,079
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥2,491,281 and ¥2,219,295 at March 31, 2012 and September 30, 2012)	6,657,036		7,101,464
All other assets	257,074		300,208
Total assets	9,452,348		9,566,980
LIABILITIES AND EQUITY
Other short-term borrowings	20,444		47,147
Long-term debt (including ¥524,758 and ¥545,329 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	1,270,332		1,389,971
All other liabilities	431,454		367,890
Total liabilities	¥ 1,722,230		¥ 1,805,008

[1]	The above table includes loans held for sale of ¥46,634 million at March 31, 2012 and ¥80,241 million at September 30, 2012, respectively, which are carried at the lower of cost or estimated fair value.